Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	As of December 31,
	2016	2017
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	6,008	6,615

Total	6,008	6,615

Derivative financial instruments, current asset	—	577
Derivative financial instruments, non-current asset	6,008	6,038

Total	6,008	6,615

Schedule of fair value of the derivative liabilities

	As of December 31,
	2016	2017
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	1,836	269

Total	1,836	269

Derivative financial instruments, current liability	1,836	269

Total	1,836	269

Schedule of principal terms of the hedging instruments

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2016	December 31, 2017
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	—	80,000

						390,000	470,000

Schedule of analysis of Loss/(gain) on interest rate swaps

	For the year ended December 31,
	2015	2016	2017
Realized loss on interest rate swaps held for trading	5,017	2,740	2,053
Unrealized loss/(gain) on interest rate swaps held for trading	285	1,570	(2,174)
Recycled loss of cash flow hedges reclassified to profit or loss	593	2,527	—

Total loss/(gain) on interest rate swaps	5,895	6,837	(121)